Post- Employment Benefits - Schedule of Defined Benefit Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in defined benefit obligation
Defined benefit obligation beginning balance	$ (8,218)	$ (7,946)
Current service cost	1,701	1,864
Interest cost	22	46
Currency translation effects	288	(781)
Remeasurements:
Impact of plan amendment	(864)	0
Effect of changes in demographic assumptions	0	(510)
Effect of changes in financial assumptions	(991)	418
Effect in experience assumptions	246	(840)
Defined benefit obligation ending balance	(6,580)	(8,218)
Present value of defined benefit obligation [Member]
Change in defined benefit obligation
Defined benefit obligation beginning balance	(23,248)	(24,705)
Current service cost	(1,701)	(1,864)
Interest cost	(22)	(46)
Net benefits paid	914	4,643
Currency translation effects	805	(2,208)
Remeasurements:
Impact of plan amendment	864
Effect of changes in demographic assumptions	0	510
Effect of changes in financial assumptions	991	(418)
Effect in experience assumptions	(246)	840
Defined benefit obligation ending balance	$ (21,643)	$ (23,248)